Basis of Preparation	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Basis of Preparation

2.	Basis of Preparation
(1)    Statement of compliance
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were authorized for issue by the Board of Directors on February 7, 2023 for statutory shareholders’ approval purpose, and re-authorized
for issue by management in connection with the filing with the U.S. Securities Exchange Commission on April 27, 2023.
(2)    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statement of financial position:

•	derivative financial instruments measured at fair value;

•	financial instruments measured at fair value through profit or loss (“FVTPL”);

•	financial instruments measured at fair value through other comprehensive income (“FVOCI”);

•	liabilities measured at fair value for cash-settled share-based payment arrangement; and

•	liabilities (assets) for defined benefit plans recognized at the total present value of defined benefit obligations less the fair value of plan assets
(3)    Functional and presentation currency
Financial statements of Group entities within the Group are prepared in functional currency of each group entity, which is the currency of the primary economic environment in which each entity operates. Consolidated financial statements of the Group are presented in Korean won, which is the Parent Company’s functional and presentation currency.

(4)    Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period prospectively
1)    Critical judgments
Information about critical judgments in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in notes for the following areas: consolidation (whether the Group has de facto control over an investee), and determination of stand-alone selling prices.
2)    Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes: loss allowance (notes 6 and 35), estimated useful lives of costs to obtain a contract (notes 7), property and equipment and intangible assets (notes 3 (7), (9), 13 and 17), impairment of goodwill (notes 3 (12) and 16), recognition of provision (notes 3 (17) and 20), measurement of defined benefit liabilities (notes 3 (16) and 21), transaction of derivative instruments (notes 3 (6) and 22) and recognition of deferred tax assets (liabilities) (notes 3 (25) and 31).
3)    Fair value measurement
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Group has an established policies and processes with respect to the measurement of fair values including Level 3 fair values, and the measurement of fair values is reviewed and is directly reported to the finance executives.
The Group regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the Group assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: quoted (unadjusted) market prices in active markets for identical assets or liabilities;

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Information about assumptions used for fair value measurements are included in note 22 and note 35.